Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Jul. 18, 2013 USD ($) shares	Jul. 01, 2013 USD ($) $ / shares shares	Jul. 31, 2013 shares	Dec. 31, 2015 USD ($) Installment $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments of stock options exercisable | Installment					3
Expiration period of employee stock option					10 years
Share-based compensation | $					$ 41,549	$ 30,790	$ 28,933
Shares of common stock issued			2,017,865
Average fair value of option grant | $ / shares					$ 8.27	$ 7.66	$ 9.48
Exercise price | $ / shares					$ 39.01	$ 30.96	$ 17.42
Risk-free interest rate					1.73%	2.01%	1.31%
Expected volatility					20.80%	25.06%	26.81%
Expected term					6 years 3 months 18 days	6 years 6 months	6 years
Dividend yield					1.04%	1.29%	1.64%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required service period for retirement eligible employees					12 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required service period for retirement eligible employees					18 months
2015 Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements | $					$ 11,000
2015 Market-Based Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements | $					$ 1,500
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued		212,694
Value of awards issued | $		$ 5,500
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc | Minimum | Certain key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		2 years
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc | Maximum | Certain key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Performance Shares | 2014 Performance Shares | attained in 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance shares grant expected to vest					200.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of common stock in exercise price					100.00%
Award vesting period					3 years
Unrecognized compensation cost related to non vested share-based compensation arrangements | $					$ 2,900
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period					1 year 6 months
Average fair value of option grant | $ / shares					$ 8.27	$ 7.66	$ 9.48
Exercise price | $ / shares	[1]				$ 39.01	$ 30.96	$ 17.42
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option					10 years
Stock Option Replacement Awards | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued			1,060,148
Value of awards issued | $			$ 13,700
Average fair value of option grant | $ / shares			$ 12.93
Exercise price | $ / shares			$ 11.68
Risk-free interest rate			1.31%
Expected volatility			29.22%
Expected term			4 years 8 months 12 days
Dividend yield			1.63%
Stock Option Replacement Awards | NetSpend Holdings Inc | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			7 months
Stock Option Replacement Awards | NetSpend Holdings Inc | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			45 months
Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements | $					$ 22,800
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period					1 year 10 months 24 days
Omnibus Stock Incentive Plan, Twenty Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards					17,000,000
Omnibus Stock Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards					5,000,000
2002 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards					9,400,000
Long Term Incentive Plan 2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards					2,400,000
Nonvested Stock Replacement Award | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued			870,361
Value of awards issued | $			$ 21,500
Performance-based Replacement Stock Award | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued				225,000

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.